Note 11 - Supplemental Disclosures With Respect to Cash Flows (Details Textual) - CAD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Adjustments for increase (decrease) in accounts payable and accrued liabilities	$ 1,045,607			$ 670,068
Increase (decrease) in number of shares outstanding, acquisition of exploration and evaluation assets (in shares)	28,818			29,900
Acquisition of exploration and evaluation assets	$ 100,000	$ 185,600	$ 50,000	$ 235,600
Increase (decrease) in number of shares outstanding, issued for services (in shares)				30,900
Issue of equity, shares issued for services				$ 187,872
Agent warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares)	51
Class of warrant or right, granted, value	$ 100
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares)				40,000
Class of warrant or right, granted, value				$ 270,400